UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03605

Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service: Michael D. Mabry Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 637-1380

Date of fiscal year end: November 30

Date of reporting period: November 30, 2022

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1).

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS

ANNUAL REPORT

NOVEMBER 30, 2022

NORTHERN INSTITUTIONAL FUNDS

MANAGED BY NORTHERN TRUST

MONEY MARKET PORTFOLIOS

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

12	SCHEDULES OF INVESTMENTS

12	TREASURY PORTFOLIO (Ticker Symbols: Shares: NITXX, Premier: NTPXX, Siebert Williams Shank Shares: SWSXX)

14	U.S. GOVERNMENT PORTFOLIO (Ticker Symbols: Shares: BNGXX)

17	U.S. GOVERNMENT SELECT PORTFOLIO (Ticker Symbols: Shares: BGSXX, Service: BSCXX, Siebert Williams Shank Shares: WCGXX)

20	NOTES TO THE FINANCIAL STATEMENTS

27	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

28	TAX AND DISTRIBUTION INFORMATION

29	FUND EXPENSES

31	TRUSTEES AND OFFICERS

35	INVESTMENT CONSIDERATIONS

36	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the funds in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

You could lose money by investing in the Portfolios. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to the Portfolios at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	NOVEMBER 30, 2022

Amounts in thousands, except per share data	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO
ASSETS:
Investments, at amortized cost, which approximates fair value	$16,337,727	$4,664,524	$8,164,443
Repurchase agreements, at cost, which approximates fair value	48,847,201	14,700,000	17,166,881
Cash	2,023,756	–	1,192,977
Interest income receivable	57,255	27,904	52,629
Receivable for fund shares sold	3	44	155
Receivable from investment adviser	409	92	614
Prepaid and other assets	270	71	170
Total Assets	67,266,621	19,392,635	26,577,869
LIABILITIES:
Cash overdraft	–	120,755	–
Payable for fund shares redeemed	–	–	305
Distributions payable to shareholders	171,398	47,903	68,709
Payable to affiliates:
Management fees	7,020	3,542	4,125
Custody fees	989	239	415
Shareholder servicing fees	2,352	–	–
Transfer agent fees	1,652	456	713
Accrued Trustee fees	36	105	73
Accrued other liabilities	71	43	57
Total Liabilities	183,518	173,043	74,397
Net Assets	$67,083,103	$19,219,592	$26,503,472
ANALYSIS OF NET ASSETS:
Capital stock	$67,083,167	$19,219,699	$26,503,536
Distributable loss	(64)	(107)	(64)
Net Assets	$67,083,103	$19,219,592	$26,503,472
Net Assets:
Shares	$8,607,403	$19,219,592	$24,182,860
Service Shares	–	–	127,220
Premier Shares	57,924,909	–	–
Siebert Williams Shank Shares	550,791	–	2,193,392
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	8,607,365	19,219,666	24,182,940
Service Shares	–	–	127,220
Premier Shares	57,925,010	–	–
Siebert Williams Shank Shares	550,792	–	2,193,396
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00
Service Shares	–	–	1.00
Premier Shares	1.00	–	–
Siebert Williams Shank Shares	1.00	–	1.00

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2022

Amounts in thousands	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO
INVESTMENT INCOME:
Interest income	$845,153	$224,234	$344,241
Income from affiliates (Note 5)	23,227	1,865	20,254
Total Investment Income	868,380	226,099	364,495
EXPENSES:
Management fees	105,475	48,386	74,794
Custody fees	6,003	1,550	3,048
Transfer agent fees	12,172	3,156	6,234
Registration fees	41	44	79
Printing fees	30	15	44
Professional fees	279	92	205
Shareholder servicing fees	32,775	–	–
Trustee fees	680	167	381
Other	741	254	497
Total Expenses	158,196	53,664	85,282
Less expenses voluntarily reimbursed by investment adviser	(23,979)	(10,513)	(33,341)
Less expenses contractually reimbursed by investment adviser	(2,800)	(812)	(1,746)
Less custodian credits	–	(30)	–
Net Expenses	131,417	42,309	50,195
Net Investment Income	736,963	183,790	314,300
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(26)	(2)	4
Net Gains (Losses)	(26)	(2)	4
Net Increase in Net Assets Resulting from Operations	$736,937	$183,788	$314,304

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

	TREASURY PORTFOLIO		U.S. GOVERNMENT PORTFOLIO		U.S. GOVERNMENT SELECT PORTFOLIO
Amounts in thousands	2022	2021	2022	2021	2022	2021
OPERATIONS:
Net investment income	$736,963	$6,447	$183,790	$2,902	$314,300	$11,585
Net realized gains (losses)	(26)	1,095	(2)	149	4	493
Net Increase in Net Assets Resulting from Operations	736,937	7,542	183,788	3,051	314,304	12,078
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	(10,225,112)	(7,099,284)	(3,664,296)	5,857,693	(18,776,333)	2,660,462
Net increase (decrease) in net assets resulting from Service Shares transactions	–	–	–	(1)	(86,032)	65,636
Net increase (decrease) in net assets resulting from Premier Shares transactions	(11,242,577)	14,146,968	–	–	–	–
Net increase (decrease) in net assets resulting from Siebert Williams Shank Shares transactions	550,791	–	–	–	(10,008,424)	10,637,834
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(20,916,898)	7,047,684	(3,664,296)	5,857,692	(28,870,789)	13,363,932
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(108,878)	(1,846)	(183,998)	(3,422)	(288,349)	(10,822)
Total Distributions to Shares Shareholders	(108,878)	(1,846)	(183,998)	(3,422)	(288,349)	(10,822)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
Distributable earnings	–	–	–	– *	(1,077)	(44)
Total Distributions to Service Shares Shareholders	–	–	–	–	(1,077)	(44)
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
Distributable earnings	(623,926)	(6,074)	–	–	–	–
Total Distributions to Premier Shares Shareholders	(623,926)	(6,074)	–	–	–	–
DISTRIBUTIONS TO SIEBERT WILLIAMS SHANK SHARES SHAREHOLDERS:
Distributable earnings	(5,324)	–	–	–	(25,394)	(2,147)
Total Distributions to Siebert Williams Shank Shares Shareholders	(5,324)	–	–	–	(25,394)	(2,147)
Total Increase (Decrease) in Net Assets	(20,918,089)	7,047,306	(3,664,506)	5,857,321	(28,871,305)	13,362,997
NET ASSETS:
Beginning of year	88,001,192	80,953,886	22,884,098	17,026,777	55,374,777	42,011,780
End of year	$67,083,103	$88,001,192	$19,219,592	$22,884,098	$26,503,472	$55,374,777

*	Amounts round to less than $1,000.
(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO					SHARES
Selected per share data	2022		2021		2020		2019		2018
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01		–	(1)	0.01		0.02		0.02
Net realized gains (losses)(1)	–		–		–		–		–
Total from Investment Operations	0.01		–		0.01		0.02		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)		–	(1)	(0.01)		(0.02)		(0.02)
From net realized gains	–		–		–		–	(1)	–	(1)
Total Distributions Paid	(0.01)		–		(0.01)		(0.02)		(0.02)
Net Asset Value, End of Year	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(2)	1.07	%(3)	0.01	%(4)	0.54	%(5)	2.17%		1.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$8,607,403		$18,832,670		$25,932,036		$12,929,215		$4,231,663
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.13%		0.07%		0.15%		0.15	%(6)	0.15	%(6)
Expenses, before waivers, reimbursements and credits	0.15%		0.16%		0.16%		0.16%		0.16%
Net investment income, net of waivers, reimbursements and credits	0.71%		0.01%		0.35%		2.09	%(6)	1.46	%(6)
Net investment income (loss), before waivers, reimbursements and credits	0.69%		(0.08)%		0.34%		2.08%		1.45%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $3,098,000. Total return excluding the voluntary reimbursement would have been 1.05% (see Note 4).

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $14,712,000. Total return excluding the voluntary reimbursement would have been -0.07%.

(5)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $124,000 and had no effect on the Portfolio’s total return.
(6)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

TREASURY PORTFOLIO					PREMIER
Selected per share data	2022		2021		2020		2019		2018
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	(1)	–	(2)	–	(2)	0.02		0.02
Net realized gains (losses)(2)	–		–		–		–		–
Total from Investment Operations	0.01		–		–		0.02		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)		–	(2)	–	(2)	(0.02)		(0.02)
From net realized gains	–		–		–		–	(2)	–	(2)
Total Distributions Paid	(0.01)		–		–		(0.02)		(0.02)
Net Asset Value, End of Year	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(3)	1.03	%(1),(4)	0.01	%(5)	0.50	%(6)	2.12%		1.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$57,924,909		$69,168,522		$55,021,850		$38,631,700		$34,048,992
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.17%		0.07%		0.20%		0.20	%(7)	0.20	%(7)
Expenses, before waivers, reimbursements and credits	0.20%		0.21%		0.21%		0.21%		0.21%
Net investment income, net of waivers, reimbursements and credits	0.95%		0.01%		0.41%		2.11	%(7)	1.57	%(7)
Net investment income (loss), before waivers, reimbursements and credits	0.92%		(0.13)%		0.40%		2.10%		1.56%

(1)	The Northern Trust Company reimbursed the Premier class of the Portfolio in the amount of approximately $87,000 and had no effect on the Portfolio’s total return (see Note 5).
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $20,784,000. Total return excluding the voluntary reimbursement would have been 1.00% (see Note 4).

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $79,883,000. Total return excluding the voluntary reimbursement would have been -0.12%.

(6)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $2,734,000. Total return excluding the voluntary reimbursement would have been 0.49%.

(7)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO	SIEBERT WILLIAMS SHANK(1)
Selected per share data	2022
Net Asset Value, Beginning of Period	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01
Net realized gains (losses)(2)	–
Total from Investment Operations	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)
Total Distributions Paid	(0.01)
Net Asset Value, End of Period	$1.00
Total Return(3)	1.07	%(4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$550,791
Ratio to average net assets of:(5)
Expenses, net of waivers, reimbursements and credits	0.15%
Expenses, before waivers, reimbursements and credits	0.16%
Net investment income, net of waivers, reimbursements and credits	1.68%
Net investment income, before waivers, reimbursements and credits	1.67%

(1)	For the period from December 22, 2021 (commencement of class operations) through November 30, 2022.
(2)	Per share amount from net realized gains (losses) was less than 0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $10,000. Total return excluding the voluntary reimbursement would have been 1.06% (see Note 4).

(5)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT PORTFOLIO					SHARES
Selected per share data	2022		2021		2020		2019	2018
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01		–	(1)	–	(1)(2)	0.02	0.02
Net realized gains (losses)(1)	–		–		–		–	–
Total from Investment Operations	0.01		–		–		0.02	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)		–	(1)	–	(1)	(0.02)	(0.02)
Total Distributions Paid	(0.01)		–		–		(0.02)	(0.02)
Net Asset Value, End of Year	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(3)	0.98	%(4)	0.02	%(5)(6)	0.49	%(7)	2.09%	1.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$19,219,592		$22,884,098		$17,026,776		$15,138,062	$13,197,876
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits(8)	0.20%		0.08%		0.24%		0.25%	0.25%
Expenses, before waivers, reimbursements and credits	0.26%		0.26%		0.26%		0.26%	0.26%
Net investment income, net of waivers, reimbursements and credits(8)	0.88%		0.02	%(5)	0.41%		2.07%	1.53%
Net investment income (loss), before waivers, reimbursements and credits	0.82%		(0.16	)%(5)	0.39%		2.06%	1.52%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)	Net investment income for the fiscal year was calculated using the average shares outstanding method.
(3)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $10,513,000. Total return excluding the voluntary reimbursement would have been 0.94% (see Note 4).

(5)

During the fiscal year ended November 30, 2021, the Portfolio received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income, net of waivers, reimbursements and credits ratio and net investment income (loss), before waivers, reimbursements and credits ratio would have been 0.01% and -0.17%, respectively.

(6)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $36,386,000. Total return excluding the voluntary reimbursement would have been -0.15%.

(7)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $1,982,000. Total return excluding the voluntary reimbursement would have been 0.48%.

(8)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO					SHARES
Selected per share data	2022		2021		2020		2019	2018
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01		–	(1)	0.01		0.02	0.02
Net realized gains (losses)(1)	–		–		–		–	–
Total from Investment Operations	0.01		–		0.01		0.02	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)		–	(1)	(0.01)		(0.02)	(0.02)
From net realized gains	–		–		–		– (1)	–	(1)
Total Distributions Paid	(0.01)		–		(0.01)		(0.02)	(0.02)
Net Asset Value, End of Year	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(2)	1.00	%(3)	0.03	%(4)	0.53	%(5)	2.13%	1.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$24,182,860		$42,959,633		$40,300,072		$25,891,894	$23,961,606
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.12%		0.06%		0.18%		0.20%	0.20	%(6)
Expenses, before waivers, reimbursements and credits	0.21%		0.21%		0.21%		0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	0.82%		0.03%		0.42%		2.10%	1.57	%(6)
Net investment income (loss), before waivers, reimbursements and credits	0.73%		(0.12)%		0.39%		2.09%	1.56%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $27,234,000. Total return excluding the voluntary reimbursement would have been 0.94% (see Note 4).

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $53,611,000. Total return excluding the voluntary reimbursement would have been -0.11%.

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $7,812,000. Total return excluding the voluntary reimbursement would have been 0.51%.

(6)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT PORTFOLIO	SERVICE
Selected per share data	2022		2021		2020		2019	2018
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01		–	(1)	0.01		0.02	0.02
Net realized gains (losses)(1)	–		–		–		–	–
Total from Investment Operations	0.01		–		0.01		0.02	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)		–	(1)	(0.01)		(0.02)	(0.02)
From net realized gains	–		–		–		– (1)	–	(1)
Total Distributions Paid	(0.01)		–		(0.01)		(0.02)	(0.02)
Net Asset Value, End of Year	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(2)	1.00	%(3)	0.03	%(4)	0.53	%(5)	2.13%	1.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$127,220		$213,254		$147,620		$143,163	$113,037
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.12%		0.06%		0.18%		0.20%	0.20	%(6)
Expenses, before waivers, reimbursements and credits	0.21%		0.21%		0.21%		0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	0.82%		0.03%		0.51%		2.06%	1.59	%(6)
Net investment income (loss), before waivers, reimbursements and credits	0.73%		(0.12)%		0.48%		2.05%	1.58%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $106,000. Total return excluding the voluntary reimbursement would have been 0.95% (see Note 4).

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $220,000. Total return excluding the voluntary reimbursement would have been -0.11%.

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $29,000. Total return excluding the voluntary reimbursement would have been 0.50%.

(6)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	SIEBERT WILLIAMS SHANK
Selected per share data	2022		2021		2020		2019	2018
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01		–	(1)	0.01		0.02	0.02
Net realized gains (losses)(1)	–		–		–		–	–
Total from Investment Operations	0.01		–		0.01		0.02	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)		–	(1)	(0.01)		(0.02)	(0.02)
From net realized gains	–		–		–		– (1)	–	(1)
Total Distributions Paid	(0.01)		–		(0.01)		(0.02)	(0.02)
Net Asset Value, End of Year	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(2)	1.00	%(3)	0.03	%(4)	0.53	%(5)	2.13%	1.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$2,193,392		$12,201,890		$1,564,088		$455,839	$216,367
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.10%		0.05%		0.18%		0.20%	0.20	%(6)
Expenses, before waivers, reimbursements and credits	0.20%		0.21%		0.21%		0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	0.42%		0.03%		0.25%		2.06%	1.54	%(6)
Net investment income (loss), before waivers, reimbursements and credits	0.32%		(0.13)%		0.22%		2.05%	1.53%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $6,001,000. Total return excluding the voluntary reimbursement would have been 0.95% (see Note 4).

(4)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $11,312,000. Total return excluding the voluntary reimbursement would have been -0.11%.

(5)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $324,000. Total return excluding the voluntary reimbursement would have been 0.51%.

(6)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	11	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 24.4%

U.S. Treasury Bills – 1.1%

0.39%, 12/29/22 (1)	$305,000	$304,908

0.63%, 1/26/23 (1)	390,000	389,622
		694,530

U.S. Treasury Floating Rate Notes – 10.7%

(Floating, U.S. Treasury 3M Bill MMY + 0.08%), 4.26%, 12/5/22 (2)	1,819,895	1,818,473

(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 4.36%, 12/5/22 (2)	803,385	803,537

(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 4.37%, 12/5/22 (2)	2,562,410	2,563,074

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 4.37%, 12/5/22 (2)	808,500	808,485

(Floating, U.S. Treasury 3M Bill MMY + 0.05%), 4.38%, 12/5/22 (2)	1,195,000	1,195,626
		7,189,195

U.S. Treasury Notes – 12.6%

1.63%, 12/15/22	264,000	264,143

0.13%, 12/31/22	1,251,455	1,251,154

2.13%, 12/31/22	1,110,725	1,112,285

1.50%, 1/15/23	1,030,123	1,031,130

2.00%, 2/15/23	420,000	420,797

0.13%, 2/28/23	287,000	286,354

1.50%, 2/28/23	200,000	200,163

0.13%, 3/31/23	330,000	328,462

1.50%, 3/31/23	215,934	215,659

2.50%, 3/31/23	435,000	435,425

0.13%, 4/30/23	1,427,584	1,415,907

1.63%, 4/30/23	288,594	287,939

2.75%, 4/30/23	160,000	160,306

0.13%, 5/15/23	150,400	148,948

0.13%, 5/31/23	315,000	311,222

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 24.4% – continued

U.S. Treasury Notes – 12.6% – continued

1.63%, 5/31/23	$270,000	$268,863

2.75%, 5/31/23	315,000	315,245
		8,454,002
Total U.S. Government Obligations
(Cost $16,337,727)		16,337,727

Investments, at Amortized Cost
( $16,337,727)		16,337,727

REPURCHASE AGREEMENTS – 72.8% (3)

Citigroup Global Markets, Inc., dated 11/30/22, repurchase price $747,280, 3.80%, 12/1/22	747,201	747,201

Federal Reserve Bank of New York, dated 11/30/22, repurchase price $47,605,024, 3.80%, 12/1/22	47,600,000	47,600,000

Fixed Income Clearing Corp., dated 11/30/22, repurchase price $250,026, 3.80%, 12/1/22	250,000	250,000

RBC Dominion Securities, dated 11/30/22, repurchase price $250,026, 3.80%, 12/1/22	250,000	250,000
		48,847,201
Total Repurchase Agreements
(Cost $48,847,201)		48,847,201

Total Investments – 97.2%
(Cost $65,184,928)		65,184,928
Other Assets less Liabilities – 2.8%		1,898,175
NET ASSETS – 100.0%		$67,083,103

(1)	Discount rate at the time of purchase.
(2)

Variable or floating rate security. Rate as of November 30, 2022 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2022

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	2	0.00%	12/15/22 – 5/18/23
U.S. Treasury Bonds	184,045	0.13% – 6.00%	1/15/25 – 11/15/52
U.S. Treasury Notes	48,693,109	0.13% – 4.50%	4/30/23 – 11/15/32

Total	48,877,156

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

MMY – Money Market Yield

Percentages shown are based on Net Assets.

At November 30, 2022, the security types for the Portfolio were:

SECURITY TYPE (1)	% OF NET ASSETS
U.S. Government Obligations	24.4%
Repurchase Agreements	72.8%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2022:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio (1)	$–	$65,184,928	$–	$65,184,928

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	13	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 13.5% (1)

Federal Farm Credit Bank – 8.7%

FFCB Bonds, 0.42%, 1/11/23	$50,000	$49,998

0.51%, 1/20/23	70,000	69,998

2.03%, 5/2/23	60,000	59,971

FFCB Discount Notes, 0.54%, 12/5/22 (2)	25,000	24,999

2.46%, 12/7/22 (2)	25,000	24,990

0.76%, 12/15/22 (2)	24,000	23,993

0.77%, 12/21/22 (2)	32,000	31,986

1.77%, 3/10/23 (2)	10,000	9,952

1.87%, 3/27/23 (2)	34,000	33,798

1.92%, 4/18/23 (2)	50,000	49,638

FFCB Notes, (Floating, U.S. SOFR + 0.01%), 3.82%, 12/1/22 (3)	45,000	44,999

(Floating, U.S. SOFR + 0.02%), 3.83%, 12/1/22 (3)	85,000	84,997

(Floating, U.S. SOFR + 0.03%), 3.83%, 12/1/22 (3)	70,000	69,992

(Floating, U.S. SOFR + 0.03%), 3.84%, 12/1/22 (3)	55,000	54,997

(Floating, U.S. SOFR + 0.04%), 3.85%, 12/1/22 (3)	368,000	368,001

(Floating, U.S. SOFR + 0.05%), 3.85%, 12/1/22 (3)	90,000	90,000

(Floating, U.S. Federal Funds + 0.02%), 3.85%, 12/1/22 (3)	50,000	50,000

(Floating, U.S. SOFR + 0.06%), 3.86%, 12/1/22 (3)	60,000	60,000

(Floating, U.S. SOFR + 0.05%), 3.86%, 12/1/22 (3)	200,000	200,000

(Floating, U.S. SOFR + 0.06%), 3.87%, 12/1/22 (3)	245,000	245,000

(Floating, U.S. Federal Funds + 0.06%), 3.88%, 12/1/22 (3)	30,000	30,000
		1,677,309

Federal Home Loan Bank – 4.8%

FHLB Bonds, 1.72%, 12/19/22	45,000	45,000

1.75%, 12/21/22	120,000	120,000

1.77%, 12/23/22	50,000	50,000

1.81%, 1/5/23	195,000	195,000

1.84%, 1/6/23	100,000	100,000

1.86%, 1/6/23	100,000	100,000

2.08%, 2/13/23	200,000	200,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 13.5% (1) – continued

Federal Home Loan Bank – 4.8% – continued

FHLB Discount Notes, 2.80%, 3/15/23 (2)	$100,000	$99,203
		909,203
Total U.S. Government Agencies
(Cost $2,586,512)		2,586,512

U.S. GOVERNMENT OBLIGATIONS – 10.8%

U.S. Treasury Bills – 1.0%

0.39%, 12/29/22 (2)	80,000	79,976

0.63%, 1/26/23 (2)	110,000	109,893
		189,869

U.S. Treasury Floating Rate Notes – 3.6%

(Floating, U.S. Treasury 3M Bill MMY + 0.08%), 4.26%, 12/5/22 (3)	55,000	54,942

(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 4.36%, 12/5/22 (3)	123,380	123,382

(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 4.37%, 12/5/22 (3)	295,000	295,003

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 4.37%, 12/5/22 (3)	230,000	229,996
		703,323

U.S. Treasury Notes – 6.2%

1.63%, 12/15/22	76,000	76,041

0.13%, 12/31/22	280,000	279,900

2.13%, 12/31/22	240,000	240,338

0.13%, 1/31/23	115,000	114,823

1.75%, 1/31/23	80,000	80,084

2.38%, 1/31/23	83,728	83,901

2.00%, 2/15/23	105,000	105,199

0.13%, 2/28/23	70,000	69,842

2.63%, 2/28/23	35,000	35,124

0.13%, 3/31/23	55,000	54,799

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2022

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 10.8% – continued

U.S. Treasury Notes – 6.2% – continued

1.50%, 3/31/23	$15,000	$15,013

0.13%, 4/30/23	30,000	29,756
		1,184,820
Total U.S. Government Obligations
(Cost $2,078,012)		2,078,012

Investments, at Amortized Cost
( $4,664,524)		4,664,524

REPURCHASE AGREEMENTS – 76.5% (4)

Barclays Capital, Inc., dated 11/30/22, repurchase price $3,250,343, 3.80%, 12/1/22	3,250,000	3,250,000

Federal Reserve Bank of New York, dated 11/30/22, repurchase price $10,451,103, 3.80%, 12/1/22	10,450,000	10,450,000

Royal Bank of Canada, dated 11/30/22, repurchase price $1,007,390, 3.84%, 12/7/22	1,000,000	1,000,000
		14,700,000
Total Repurchase Agreements
(Cost $14,700,000)		14,700,000

Total Investments – 100.8%
(Cost $19,364,524)		19,364,524

Liabilities less Other Assets – (0.8%)		(144,932)
NET ASSETS – 100.0%		$19,219,592

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable or floating rate security. Rate as of November 30, 2022 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$925,016	3.00% – 6.00%	6/1/49 – 11/30/52
FNMA	$708,549	2.50% – 6.00%	9/1/36 – 11/1/52
GNMA	$4,291	2.00% – 4.50%	11/20/52 – 11/20/62
U.S. Treasury Bills	$335,181	0.00%	2/14/23
U.S. Treasury Bonds	$543,749	1.38% – 4.75%	8/15/39 – 2/15/41
U.S. Treasury Notes	$12,285,219	0.13% – 4.47%	2/28/23 – 11/30/29
Total	$14,802,005

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

At November 30, 2022, the security types for the Portfolio were:

SECURITY TYPE (1)	% OF NET ASSETS
U.S. Government Agencies	13.5%
U.S. Government Obligations	10.8%
Repurchase Agreements	76.5%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	15	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2022:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio (1)	$–	$19,364,524	$–	$19,364,524

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO	NOVEMBER 30, 2022

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 13.3% (1)

Federal Farm Credit Bank – 8.6%

FFCB Bonds, 0.42%, 1/11/23	$100,000	$99,996

FFCB Discount Notes, 0.39%, 12/13/22 (2)	41,000	40,995

0.76%, 12/15/22 (2)	20,000	19,994

0.77%, 12/21/22 (2)	12,000	11,995

1.06%, 12/27/22 (2)	95,000	94,928

1.06%, 1/9/23 (2)	45,000	44,949

1.13%, 1/25/23 (2)	50,000	49,913

1.12%, 2/3/23 (2)	30,000	29,941

1.17%, 2/21/23 (2)	45,000	44,882

FFCB Notes, (Floating, U.S. Federal Funds + 0.01%), 3.82%, 12/1/22 (3)	100,000	99,983

(Floating, U.S. SOFR + 0.02%), 3.83%, 12/1/22 (3)	185,000	184,993

(Floating, U.S. SOFR + 0.03%), 3.83%, 12/1/22 (3)	135,000	134,985

(Floating, U.S. Federal Funds + 0.01%), 3.84%, 12/1/22 (3)	300,000	299,958

(Floating, U.S. SOFR + 0.03%), 3.84%, 12/1/22 (3)	20,000	19,998

(Floating, U.S. SOFR + 0.04%), 3.85%, 12/1/22 (3)	405,000	405,000

(Floating, U.S. SOFR + 0.05%), 3.85%, 12/1/22 (3)	65,000	65,000

(Floating, U.S. Federal Funds + 0.02%), 3.85%, 12/1/22 (3)	115,000	115,000

(Floating, U.S. SOFR + 0.06%), 3.86%, 12/1/22 (3)	60,000	60,000

(Floating, U.S. SOFR + 0.05%), 3.86%, 12/1/22 (3)	115,000	115,000

(Floating, U.S. SOFR + 0.06%), 3.87%, 12/1/22 (3)	175,000	175,002

(Floating, U.S. SOFR + 0.32%), 4.13%, 12/1/22 (3)	97,000	97,150

(Floating, U.S. Federal Funds + 0.38%), 4.21%, 12/1/22 (3)	76,500	76,622
		2,286,284

Federal Home Loan Bank – 4.7%

FHLB Bonds, 1.72%, 12/19/22	80,000	80,000

1.81%, 1/5/23	385,000	385,000

1.84%, 1/6/23	190,000	190,000

1.86%, 1/6/23	190,000	190,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 13.3% (1) – continued

Federal Home Loan Bank – 4.7% – continued

2.08%, 2/13/23	$200,000	$200,000

FHLB Discount Notes, 2.80%, 3/15/23 (2)	184,895	183,421
		1,228,421
Total U.S. Government Agencies
(Cost $3,514,705)		3,514,705

U.S. GOVERNMENT OBLIGATIONS – 17.5%

U.S. Treasury Bills – 1.7%

0.39%, 12/29/22 (2)	190,000	189,942

0.63%, 1/26/23 (2)	255,000	254,753
		444,695

U.S. Treasury Floating Rate Notes – 5.9%

(Floating, U.S. Treasury 3M Bill MMY + 0.08%), 4.26%, 12/5/22 (3)	160,000	159,847

(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 4.37%, 12/5/22 (3)	610,000	610,007

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 4.37%, 12/5/22 (3)	805,000	804,988
		1,574,842

U.S. Treasury Notes – 9.9%

1.63%, 12/15/22	145,000	145,078

0.13%, 12/31/22	684,700	684,463

2.13%, 12/31/22	585,000	585,828

1.50%, 1/15/23	220,000	220,168

0.13%, 1/31/23	265,000	264,592

2.38%, 1/31/23	55,000	55,110

2.00%, 2/15/23	255,000	255,483

0.13%, 2/28/23	175,000	174,606

2.63%, 2/28/23	85,000	85,301

0.13%, 3/31/23	125,000	124,543

1.50%, 3/31/23	35,000	35,029
		2,630,201
Total U.S. Government Obligations
(Cost $4,649,738)		4,649,738

Investments, at Amortized Cost
( $8,164,443)		8,164,443

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	17	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 64.8% (4)

Barclays Capital, Inc., dated 11/30/22, repurchase price $125,013, 3.80%, 12/1/22	$125,000	$125,000

Citigroup Global Markets, Inc., dated 11/30/22, repurchase price $541,938, 3.80%, 12/1/22	541,881	541,881

Federal Reserve Bank of New York, dated 11/30/22, repurchase price $12,901,362, 3.80%, 12/1/22	12,900,000	12,900,000

JPMorgan Securities LLC, dated 11/30/22, repurchase price $1,504,674, 3.83%, 12/7/22	1,500,000	1,500,000

Royal Bank of Canada, dated 11/30/22, repurchase price $1,863,672, 3.84%, 12/7/22	1,850,000	1,850,000

TD Securities (USA) LLC, dated 11/30/22, repurchase price $250,026, 3.80%, 12/1/22	250,000	250,000
		17,166,881
Total Repurchase Agreements
(Cost $17,166,881)		17,166,881

Total Investments – 95.6%
(Cost $25,331,324)		25,331,324

Other Assets less Liabilities – 4.4%		1,172,148
NET ASSETS – 100.0%		$26,503,472

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable or floating rate security. Rate as of November 30, 2022 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Cash	$269,694	–	–
FHLB	$251,020	0.00% – 5.50%	12/9/22 – 9/25/45
FHLMC	$550,686	0.00% – 5.50%	3/25/25 – 11/1/52
FNMA	$1,777,499	0.88% – 7.50%	5/1/29 – 5/1/58
GNMA	$732,195	2.00% – 8.50%	12/15/24 – 3/20/52
U.S. Treasury Bills	$551,335	0.00%	12/1/22 – 4/6/23
U.S. Treasury Bonds	$127,716	1.75% – 4.63%	2/15/40 – 2/15/46
U.S. Treasury Notes	$13,016,434	0.13% – 4.47%	2/28/23 – 2/15/32

Total	$17,276,579

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

At November 30, 2022, the security types for the Portfolio were:

SECURITY TYPE (1)	% OF NET ASSETS
U.S. Government Agencies	13.3%
U.S. Government Obligations	17.5%
Repurchase Agreements	64.8%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2022

Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2022:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio (1)	$–	$25,331,324	$–	$25,331,324

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	19	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 5 portfolios as of November 30, 2022, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser for all of the portfolios. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the portfolios. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

Presented herein are the financial statements for the following three money market portfolios: Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios is authorized to issue the following three classes of shares: Shares, Service Shares and Premier Shares. The U.S. Government Select Portfolio is authorized to issue a fourth class of shares: Siebert Williams Shank Shares. The Treasury Portfolio is authorized to issue a fourth class of shares designated as Siebert Williams Shank Shares, which commenced operations on December 22, 2021. Each class is distinguished by the level of administrative and liaison services provided.

Each Portfolio operates as a “government money market fund” under Rule 2a-7 of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Investments held by the Portfolios are currently valued at amortized cost, which generally approximates fair value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. Where the Trust’s Board of Trustees ("Board") believes the extent of any deviation from a Portfolio’s amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Board will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.

The Board has designated NTI as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Portfolio investments. Accordingly, any securities for which market quotations are not readily available or for which the available price has been determined to not represent a reliable, current market value are valued at fair value as determined in good faith by NTI. The Board oversees NTI in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. NTI, in its discretion, may make adjustments to the prices of securities held by a Portfolio if an event occurs after the publication of fair values normally used on behalf of a Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP.

The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) REPURCHASE AGREEMENTS The Portfolios may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolios purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolios to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust or NTI (and is not reflected in the assets of the Portfolios) as agent of the Portfolios, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolios may be delayed or limited. Each

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2022

Portfolio has entered into such repurchase agreements, as reflected in their accompanying Schedules of Investments, as of November 30, 2022.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Treasury Portfolio, U.S. Government Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Treasury Portfolio and U.S. Government Portfolio did not enter into such joint repurchase agreements during the period and there were no outstanding joint repurchase agreements at November 30, 2022.

The Portfolios may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Portfolios to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolios manage their cash collateral and securities collateral on a counterparty basis. As of November 30, 2022, the Portfolios were not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Treasury	Citigroup	$747,201	$(747,201)	$–
	Federal Reserve Bank of New York	47,600,000	(47,600,000)	–
	Fixed Income Clearing Corp.	250,000	(250,000)	–
	RBC Dominion Securities	250,000	(250,000)	–
	Total	$48,847,201	$(48,847,201)	$–
U.S. Government	Barclays	$3,250,000	$(3,250,000)	$–
	Federal Reserve Bank of New York	10,450,000	(10,450,000)	–
	Royal Bank of Canada	1,000,000	(1,000,000)	–
	Total	$14,700,000	$(14,700,000)	$–
U.S. Government Select	Barclays	$125,000	$(125,000)	$–
	Citigroup	541,881	(541,881)	–
	Federal Reserve Bank of New York	12,900,000	(12,900,000)	–
	JPMorgan	1,500,000	(1,500,000)	–
	Royal Bank of Canada	1,850,000	(1,850,000)	–
	TD Securities	250,000	(250,000)	–
	Total	$17,166,881	$(17,166,881)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain Portfolios may receive dividend income from investment companies. Dividend income, if any, is recognized on the ex-dividend date.

D) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	21	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

shares. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets. Expenses are recognized on an accrual basis.

E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolios’ capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the NAVs per share of the Portfolios.

At November 30, 2022, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Treasury	$1,095	$(1,095)
U.S. Government	149	(149)
U.S. Government Select	493	(493)

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolios’ ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the U.S. Government Select Portfolio as of November 30, 2022.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Treasury	$(26)	$–
U.S. Government	(2)	–

At November 30, 2022, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$171,395	$–
U.S. Government	47,900	–
U.S. Government Select	68,709	4

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2022, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$567,356	$78
U.S. Government	136,095	–
U.S. Government Select	247,490	6

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2021, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$7,876	$–
U.S. Government	3,422	–
U.S. Government Select	12,021	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2022, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2022

unknown, uncertain tax positions taken by the Portfolios will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 15, 2021, which was administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility was equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (SOFR) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility expired on November 14, 2022.

At a meeting held on August 17-18, 2022, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the average unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility went into effect on November 14, 2022 and will expire on November 13, 2023, unless renewed.

The Portfolios did not have any borrowings or incur any interest expense for the fiscal year ended November 30, 2022. There were no outstanding loan amounts at November 30, 2022.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Portfolio’s average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Trustee of the Trust that is not an "interested person” (as defined in the 1940 Act), expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to the extent the total annual portfolio operating expenses exceed the expense limitations set forth below. The total annual portfolio operating expenses after expense reimbursement for each Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. The contractual expense reimbursement receivables at November 30, 2022 were approximately $409,000 and $92,000 for the Treasury and U.S. Government Portfolios, respectively, and are shown as part of Receivable from investment adviser in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

At November 30, 2022, the annual management fees and contractual expense limitations for the Portfolios were based on the following annual rates as set forth in the table below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Treasury	0.13%	0.15%
U.S. Government	0.23%	0.25%
U.S. Government Select	0.18%	0.20%

The contractual expense reimbursement arrangements described above may not be terminated before April 1, 2023 without the approval of the Board. The contractual expense reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

In addition, during the fiscal year ended November 30, 2022, NTI reimbursed certain additional expenses that may be excepted expenses.

Service providers to a Portfolio, including the Portfolio’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses, including to avoid a negative yield. Any such additional expense reimbursement or fee waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time without notice. There is no guarantee that a Portfolio will be able to avoid a negative yield or maintain a specified minimum yield.

During the fiscal year ended November 30, 2022, NTI reimbursed additional expenses in order to avoid a negative yield for the Portfolios. In addition, NTI voluntarily reimbursed expenses for the U.S. Government Select Portfolio from June 1, 2022 to November 30, 2022. Portfolio level expenses reimbursed by NTI

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	23	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by NTI are shown as Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations. The voluntary expense reimbursement receivables at November 30, 2022 was approximately $614,000 for the U.S. Government Select Portfolio and is included as part of Receivable from investment adviser in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for all share classes of each Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses, unless such uninvested cash balances receive a separate type of return. Custodian credits, if any, are shown as Less custodian credits in the Portfolios’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Under the Service Plan for Premier Shares, the Trust has entered into a servicing agreement with Northern Trust under which Northern Trust has agreed to provide certain shareholder account, administrative and other service functions to the shareholders of the Premier Shares of the Treasury Portfolio. In exchange for these services, Northern Trust, as servicing agent, receives a fee, accrued daily and payable monthly, at an annual rate of 0.05 percent of the average daily net assets of the Premier Shares of the Treasury Portfolio.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolios are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the fiscal year ended November 30, 2022, the Portfolios did not have any purchases and/or sales of securities from an affiliated entity.

Certain uninvested cash balances of the Portfolios may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts, if any, are shown on the Portfolios’ Statements of Operations as Income from affiliates.

During the fiscal year ended November 30, 2022, the Treasury Portfolio received reimbursements from Northern Trust of approximately $87,000 in connection with an error. These reimbursements are included in Net investment income in the Statements of Operations and Statements of Changes in Net Assets and in Net investment income in the Financial Highlights. These cash contributions represents less than $0.01 per share for the Portfolio.

6. INVESTMENT TRANSACTIONS

At November 30, 2022, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Treasury	$–	$–	$–	$65,184,928
U.S. Government	–	–	–	19,364,524
U.S. Government Select	–	–	–	25,331,324

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2022

7. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the fiscal year ended November 30, 2022, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$115,914,886	$42,922	$(126,182,920)	$(10,225,112)
U.S. Government	240,363,779	420	(244,028,495)	(3,664,296)
U.S. Government Select	323,506,780	7,131	(342,290,244)	(18,776,333)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Shares for the fiscal year ended November 30, 2021, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$118,678,928	$1,189	$(125,779,401)	$(7,099,284)
U.S. Government	260,305,550	14	(254,447,871)	5,857,693
U.S. Government Select	349,485,667	741	(346,825,946)	2,660,462

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the fiscal year ended November 30, 2022, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
U.S. Government Select	$447,158	$110	$(533,300)	$(86,032)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the fiscal year ended November 30, 2021, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
U.S. Government	$–	$–	$(1)	$(1)
U.S. Government Select	334,117	–	(268,481)	65,636

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Premier Shares for the fiscal year ended November 30, 2022, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$662,856,899	$–	$(674,099,476)	$(11,242,577)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Premier Shares for the fiscal year ended November 30, 2021, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$618,662,893	$–	$(604,515,925)	$14,146,968

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Siebert Williams Shank Shares for the fiscal year ended November 30, 2022, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$5,825,614	$3,053	$(5,277,876)	$550,791
U.S. Government Select	36,403,593	8,817	(46,420,834)	(10,008,424)

* The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Siebert Williams Shank Shares for the fiscal year ended November 30, 2021, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$51,129,320	$760	$(40,492,246)	$10,637,834

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

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MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued	NOVEMBER 30, 2022

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management believes the adoption of ASU 2020-04 did not have a material impact on the financial statements.

In December 2020, Rule 2a-5 under the 1940 Act was adopted by the SEC and establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The effective date for compliance with Rule 2a-5 was September 8, 2022. Management believes the adoption of Rule 2a-5 did not have a material impact on the financial statements.

10. CORONAVIRUS (COVID-19) PANDEMIC

The global outbreak of the coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Portfolios, their ability to buy and sell fund investments at appropriate valuations, and their ability to achieve their investment objective(s).

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Northern Institutional Funds

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Treasury Portfolio, U.S. Government Portfolio, and U.S. Government Select Portfolio (collectively, the “Funds”), three separate portfolios of Northern Institutional Funds, including the schedules of investments as of November 30, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting Northern Institutional Funds as of November 30, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

January 24, 2023

We have served as the auditor of one or more Northern Trust investment companies since 2002.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	27	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TAX AND DISTRIBUTION INFORMATION	NOVEMBER 30, 2022 (UNAUDITED)

The American Jobs Creation Act (Sec. 871(k)) allows a regulated investment company to designate Qualified Interest Income (“QII”) related dividends and qualified short-term capital gains that are exempt from U.S. withholding taxes for foreign investors, not considered U.S. persons. The Trust has designated the following percentages of income of the respective Portfolios as QII for the fiscal year ended November 30, 2022:

Treasury	100%
U.S. Government	100%
U.S. Government Select	100%

The Portfolios designate the maximum amount required to distribute long-term capital gain under IRC 852(b)(2)(3).

CAPITAL GAIN DISTRIBUTION — The following Portfolio made capital gain distributions in December 2022, and hereby designates these long-term capital gain distributions as follows:

Amounts in thousands	LONG-TERM CAPITAL GAINS
U.S. Government Select	$0.000000	[1]

[1]	Amount less than $0.000000.

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

FUND EXPENSES	NOVEMBER 30, 2022 (UNAUDITED)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2022 through November 30, 2022.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 6/1/2022 – 11/30/2022 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

TREASURY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2022	ENDING ACCOUNT VALUE 11/30/2022	EXPENSES PAID* 6/1/2022- 11/30/2022
Actual	0.15%	$1,000.00	$1,010.00	$0.76
Hypothetical (5% return before expenses)	0.15%	$1,000.00	$1,024.32	$0.76
PREMIER SHARES
Actual	0.20%	$1,000.00	$1,009.70	$1.01
Hypothetical (5% return before expenses)	0.20%	$1,000.00	$1,024.07	$1.01
SIEBERT WILLIAMS SHANK SHARES
Actual	0.15%	$1,000.00	$1,010.00	$0.76
Hypothetical (5% return before expenses)	0.15%	$1,000.00	$1,024.32	$0.76

U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2022	ENDING ACCOUNT VALUE 11/30/2022	EXPENSES PAID* 6/1/2022- 11/30/2022
Actual	0.25%	$1,000.00	$1,009.40	$1.26
Hypothetical (5% return before expenses)	0.25%	$1,000.00	$1,023.82	$1.27

*

Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended November 30, 2022. Expenses are equal to the Portfolios’ annualized expense ratio for the period June 1, 2022 through November 30, 2022, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expense ratios for the most recent half year may differ from expense ratios based on one-year data in the Financial Highlights.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	29	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FUND EXPENSES continued	NOVEMBER 30, 2022 (UNAUDITED)

U.S. GOVERNMENT SELECT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2022	ENDING ACCOUNT VALUE 11/30/2022	EXPENSES PAID* 6/1/2022- 11/30/2022
Actual	0.17%	$1,000.00	$1,009.30	$0.86
Hypothetical (5% return before expenses)	0.17%	$1,000.00	$1,024.22	$0.86
SERVICE SHARES
Actual	0.17%	$1,000.00	$1,009.30	$0.86
Hypothetical (5% return before expenses)	0.17%	$1,000.00	$1,024.22	$0.86
SIEBERT WILLIAMS SHANK SHARES
Actual	0.17%	$1,000.00	$1,009.30	$0.86
Hypothetical (5% return before expenses)	0.17%	$1,000.00	$1,024.22	$0.86

*

Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended November 30, 2022. Expenses are equal to the Portfolios’ annualized expense ratio for the period June 1, 2022 through November 30, 2022, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expense ratios for the most recent half year may differ from expense ratios based on one-year data in the Financial Highlights.

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

TRUSTEES AND OFFICERS	NOVEMBER 30, 2022 (UNAUDITED)

Set forth below is information about the Trustees and Officers of Northern Institutional Funds. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. Each Trustee oversees a total of 46 portfolios in the Northern Funds Complex—Northern Funds offers 41 portfolios and Northern Institutional Funds consists of 5 portfolios. The Northern Institutional Funds’ Statement of Additional Information contains additional information about the Trustees and is available upon request and without charge by calling 800-637-1380.

NON-INTERESTED TRUSTEES

NAME, YEAR OF BIRTH, ADDRESS(1), POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Therese M. Bobek Year of Birth: 1960 Trustee since 2019	• Adjunct Lecturer in the Masters of Accountancy Program, University of Iowa Tippie College of Business since 2018; • Assurance Partner, PricewaterhouseCoopers LLP from 1997 to 2018.	• Methode Electronics, Inc.

Ingrid LaMae A. de Jongh Year of Birth: 1965 Trustee since 2019

•  Chief Schooling Officer since May 2020 and Head of School Management and Technology from July 2016 to May 2020, Success Academy Charter Schools;

•  Member of the Board of Directors of Bank Leumi USA since 2016;

•  Partner in Accenture (global management consulting and professional services firm) from 1987 to 2012;

•  Member of the Board of Directors, Member of Nominating and Governance and Compensating Committees of Carver Bancorp from 2014 to 2018.

• None

Mark G. Doll Year of Birth: 1949 Trustee since 2013

•  Member of the State of Wisconsin Investment Board from 2015 to 2021;

•  Executive Vice President and Chief Investment Officer, Northwestern Mutual Life Insurance Company from 2008 to 2012;

•  Senior Vice President—Public Markets, Northwestern Mutual Life Insurance Company from 2002 to 2008;

•  President, Northwestern Mutual Series Fund, Mason Street Advisors and Mason Street Funds from 2002 to 2008;

•  Chairman, Archdiocese of Milwaukee Finance Council from 2005 to 2015;

•  Member of Investment Committee of Greater Milwaukee Foundation from 2003 to 2015.

• None

Thomas A. Kloet Year of Birth: 1958 Trustee since 2015 and Chairperson since January 1, 2020

•  Chair of Boards of The Nasdaq Stock Market LLC, Nasdaq PHLX LLC, Nasdaq ISE, LLC, Nasdaq MRX, LLC, Nasdaq GEMX, LLC and Nasdaq BX, Inc. since 2016;

•  Executive Director and Chief Executive Officer, TMX Group, Ltd. (financial services company and operator of stock, derivatives exchanges, their clearing operations and securities depository) from 2008 to 2014.

• Nasdaq, Inc.

David R. Martin Year of Birth: 1956 Trustee since 2017

•  Chief Financial Officer, Neo Tech (an electronics manufacturer) since June 2019;

•  Professor of Instruction, University of Texas, McCombs School of Business since 2017;

•  Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP (an investment manager) from 2007 to 2016;

•  Executive Vice President, Finance and Chief Financial Officer of Janus Capital Group Inc. (an investment manager) from 2005 to 2007;

•  Senior Vice President, Finance of Charles Schwab & Co., Inc. (an investment banking and securities brokerage firm) from 1999 to 2005.

• None

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	31	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TRUSTEES AND OFFICERS continued

NON-INTERESTED TRUSTEES

NAME, YEAR OF BIRTH, ADDRESS(1), POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Cynthia R. Plouché Year of Birth: 1957 Trustee since 2014

•  Assessor, Moraine Township, Illinois from January 2014 to June 2018;

•  Trustee of AXA Premier VIP Trust (registered investment company—34 portfolios) from 2001 to May 2017;

•  Senior Portfolio Manager and member of Investment Policy Committee, Williams Capital Management, LLC from 2006 to 2012;

•  Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc. from June 2003 to 2006;

•  Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from 1991 to 2003, (a manager of fixed income portfolios for institutional clients).

MassMutual Select Funds (open-end investment company); MassMutual Premier Funds (open-end investment company); MassMutual Advantage Funds (open-end investment company); MML Series Investment Fund (open-end investment company); MML Series Investment Fund II (open-end investment company)

Mary Jacobs Skinner, Esq. Year of Birth: 1957 Trustee since 2000

•  Executive Committee member and Chair, Policy and Advocacy Council, Ann & Robert H. Lurie Children’s Hospital since 2016;

•  Executive Committee Member and Director, Boca Grande Clinic, since 2019;

•  Member, Law Board, Northwestern Pritzker School of Law, since 2019;

•  Director, Pathways Awareness Foundation since 2000;

•  Harvard Advanced Leadership Fellow—2016;

•  Retired in 2015 as partner in the law firm of Sidley Austin LLP;

•  Director, Chicago Area Foundation for Legal Services from 1995 to 2013.

• None
INTERESTED TRUSTEE
NAME, YEAR OF BIRTH, ADDRESS(1), POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Darek Wojnar(4) Year of Birth: 1965 Trustee since 2019

•  Director and Executive Vice President, Head of Funds and Managed Accounts Group at Northern Trust Investments, Inc. since 2018;

•  Head of Exchange Traded Funds at Hartford Funds from 2014 to 2017 (Including Managing Director at Lattice Strategies, LLC from 2014 to 2016, acquired by Hartford Funds in 2016);

•  Managing Director, Head of US iShares Product at BlackRock from 2005 to 2013 (Including Barclay Global Investors, acquired by BlackRock in 2009).

• FlexShares Trust (registered investment company—32 portfolios)

(1)	Each Trustee may be contacted by writing to the Trustee, c/o the Secretary of the Trust, The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60603.

(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the earlier of the completion of 15 years of service on the Board or the last day of the calendar year in which he or she attains the age of seventy-five years. For Trustees who joined the Board prior to July 1, 2016, the 15 year service limit is measured from July 1, 2016.

(3)

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., public companies) or other investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

(4)

An “interested person,” as defined by the 1940 Act. Mr. Wojnar is an “interested” Trustee because he is an officer, director, employee, and a shareholder of Northern Trust Corporation and/or its affiliates.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2022 (UNAUDITED)

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Peter K. Ewing Year of Birth: 1958 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 President since 2017	Director of Northern Trust Investments, Inc. since 2017; Director of ETF Product Management, Northern Trust Investments, Inc. from 2010 to 2017; Senior Vice President of The Northern Trust Company and Northern Trust Investments, Inc. since 2010; President of FlexShares Trust since 2017; Vice President of FlexShares Trust from 2011 to 2017.

Kevin P. O’Rourke Year of Birth: 1971 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Vice President since 2015	Senior Vice President of Northern Trust Investments, Inc. since 2014; Vice President of Northern Trust Investments, Inc. from 2009 to 2014.

Telmo R. Martins(2) Year of Birth: 1982 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, IL 60603 Chief Compliance Officer since July 2021	Senior Vice President of Northern Trust Investments, Inc. since February 2022; Vice President of Northern Trust Investments, Inc. from May 2020 to January 2022; Chief Compliance Officer of Belvedere Advisors LLC since October 2020; Director, Deputy Chief Compliance Officer—AllianceBernstein Funds from 2018 to 2020, Vice President, Director of Compliance of AllianceBernstein LP from 2013 to 2018, Senior Compliance officer of AllianceBernstein LP from 2007 to 2013.

Darlene Chappell Year of Birth: 1963 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Anti-Money Laundering Compliance Officer since 2009	Vice President and Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and Alpha Core Strategies Fund since 2009; Anti-Money Laundering Compliance Officer for 50 South Capital Advisors, LLC since 2015, FlexShares Trust since 2011 and Belvedere Advisors LLC since September 2019; Anti-Money Laundering Compliance Officer for Equity Long/Short Opportunities Fund from 2011 to 2019; Vice President and Compliance Consultant for The Northern Trust Company since 2006.

Randal E. Rein Year of Birth: 1970 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Treasurer since 2008	Senior Vice President of Northern Trust Investments, Inc. since 2010; Treasurer and Principal Financial Officer of FlexShares Trust since 2011; Treasurer of Alpha Core Strategies Fund from 2008 to 2018; Treasurer of Equity Long/Short Opportunities Fund from 2011 to 2018.

Michael J. Pryszcz Year of Birth: 1967 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2008	Senior Vice President of Fund Accounting of The Northern Trust Company since 2010.

Georgia Hiotis Year of Birth: 1978 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2022	Senior Vice President of Fund Administration of the Northern Trust Company since 2020; Vice President of the Northern Trust Company from 2009 to 2020.

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MONEY MARKET PORTFOLIOS

TRUSTEES AND OFFICERS continued	NOVEMBER 30, 2022 (UNAUDITED)

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Michael G. Meehan Year of Birth: 1970 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2011	Senior Vice President of Northern Trust Investments, Inc. since 2016; Assistant Treasurer of Alpha Core Strategies Fund and Equity Long/Short Opportunities Fund from 2011 to 2018.

John P. Gennovario Year of Birth: 1960 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Vice President since August 2019	Vice President of Northern Trust Investments, Inc. since August 2019; Management Consultant, Principal Funds from September 2018 to April 2019; Financial Reporting Manager Consultant, BNY Mellon from December 2016 to June 2018; Vice President, Fund Accounting Unit Manager, U.S. Bancorp Fund Services and Accounting Manager, State Street Global Services from January 2016 to August 2016.

Craig R. Carberry, Esq. Year of Birth: 1960 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Chief Legal Officer since August 2019	Senior Vice President, Senior Trust Officer, Chief Legal Officer and Secretary of Northern Trust Investments, Inc. since May 2000; Chief Legal Officer and Secretary of Northern Trust Securities, Inc. since October 2020; Chief Compliance Officer of Northern Trust Investments, Inc. from October 2015 to June 2017; Chief Legal Officer and Secretary of Belvedere Advisors LLC since September 2019; Chief Legal Officer and Secretary of 50 South Capital Advisors, LLC since 2015; Deputy General Counsel of Northern Trust Corporation since August 2020; Deputy General Counsel and Senior Vice President at The Northern Trust Company since August 2020 and 2015, respectively (previously, Associate General Counsel from 2015 to 2021); Secretary of Alpha Core Strategies Fund (formerly NT Alpha Strategies Fund) since 2004; Secretary of Equity Long/Short Opportunities Fund (formerly NT Equity Long/Short Strategies Fund) from 2011 to 2019; Secretary of Northern Institutional Funds and Northern Funds from 2010 to 2018; Secretary of FlexShares Trust from 2011 to 2018.

Jose J. Del Real, Esq. Year of Birth: 1977 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Secretary since 2018	Assistant General Counsel and Senior Vice President of the Northern Trust Company since August 2020; Senior Legal Counsel and Senior Vice President of The Northern Trust Company from 2017 to July 2020; Senior Legal Counsel and Vice President of The Northern Trust Company from 2015 to 2017; Assistant Secretary of Northern Funds and Northern Institutional Funds from 2011 to 2014 and from 2015 to 2018; Assistant Secretary of FlexShares Trust from 2015 to 2018; Secretary of FlexShares Trust since 2018.

Jennifer A. Craig Year of Birth: 1973 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Secretary since 2022	Vice President of the Northern Trust Company since September 2021; Assistant Vice President, Paralegal Manager of SS&C/ALPS Fund Services, Inc. from 2007 to 2021.

Monette R. Nickels Year of Birth: 1971 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2022	Vice President of Fund Tax Administration of the Northern Trust Company since 2021; Accounting Manager of Complete Financial Ops, Inc. from 2017 to 2021.

(1)	Each Officer serves until his or her resignation, removal, or retirement, or election of his or her successor. Each Officer also holds the same office with Northern Funds.

(2)

Effective December 8, 2022 Telmo R. Martins resigned and effective December 13, 2022, the Board of Trustees of Northern Institutional Funds (the “Trust”) approved the appointment of Adam Shoffner of Foreside Fund Officer Services, LLC as Acting Chief Compliance Officer of the Trust.

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

INVESTMENT CONSIDERATIONS

TREASURY PORTFOLIO1,2

U.S. GOVERNMENT PORTFOLIO1,2,3

U.S. GOVERNMENT SELECT PORTFOLIO1,2,3

1 Money Market Risk: You could lose money by investing in the Portfolios. An investment in the Portfolios is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to a Portfolio at any time.

2 Stable NAV Risk: The Treasury, U.S. Government and U.S. Government Select Portfolios may be unable to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolios’ shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.

3 U.S. Government Securities Risk: There is a risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the U.S. Government or U.S. Government Select Portfolios are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	35	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files detailed month-end portfolio holdings information on Form N-MFP with the U.S. Securities and Exchange Commission (“SEC”) each month and posts their complete schedules of portfolio holdings on the Northern Institutional Funds’ web site at northerntrust.com/institutional as of the last business day of each month for the previous six months. The Portfolios’ Forms N-MFP are available electronically on the SEC’s web site at sec.gov.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

MONEY MARKET PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NORTHERN INSTITUTIONAL FUNDS
LIQUID ASSETS PORTFOLIO

ANNUAL REPORT

NOVEMBER 30, 2022

LIQUID ASSETS PORTFOLIO

TABLE OF CONTENTS

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	LIQUID ASSETS PORTFOLIO

8	NOTES TO THE FINANCIAL STATEMENTS

13	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

14	FUND EXPENSES

15	TRUSTEES AND OFFICERS

19	INVESTMENT CONSIDERATIONS

20	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about the Northern Institutional Funds Liquid Assets Portfolio’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the fund in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED
May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT 1 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	NOVEMBER 30, 2022

Amounts in thousands, except per share data	LIQUID ASSETS PORTFOLIO

ASSETS:

Investments, at amortized cost, which approximates fair value	$479,669

Repurchase agreements, at cost, which approximates fair value	916,000

Cash	3,983

Interest income receivable	2,529

Receivable from investment adviser	145

Prepaid and other assets	5

Total Assets	1,402,331

LIABILITIES:

Distributions payable to shareholders	4,494

Payable to affiliates:

Management fees	121

Custody fees	17

Transfer agent fees	41

Accrued Trustee fees	12

Accrued other liabilities	33

Total Liabilities	4,718

Net Assets	$1,397,613

ANALYSIS OF NET ASSETS:

Capital stock	$1,397,987

Distributable loss	(374)

Net Assets	$1,397,613
Total Shares Outstanding (no par value, unlimited shares authorized)	1,397,986

Net Asset Value, Redemption and Offering Price Per Share	$1.00

See Notes to the Financial Statements. LIQUID ASSETS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2022

Amounts in thousands	LIQUID ASSETS PORTFOLIO
INVESTMENT INCOME:

Interest income	$19,527

Income from affiliates (Note 5)	345

Total Investment Income	19,872
EXPENSES:

Management fees	1,411

Custody fees	113

Transfer agent fees	212

Printing fees	11

Professional fees	31

Trustee fees	12

Other	32

Total Expenses	1,822

Less expenses voluntarily reimbursed by investment adviser (Note 4)	(210)

Less expenses contractually reimbursed by investment adviser	(1,379)

Net Expenses	233

Net Investment Income	19,639
NET REALIZED LOSSES:

Net realized losses on:

Investments	(363)

Net Losses	(363)
Net Increase in Net Assets Resulting from Operations	$19,276

See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT 3 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

	LIQUID ASSETS PORTFOLIO

Amounts in thousands	2022	2021
OPERATIONS:

Net investment income	$19,639	$393

Net realized gains (losses)	(363)	2

Net Increase in Net Assets Resulting from Operations	19,276	395
CAPITAL SHARE TRANSACTIONS:(1)

Net increase in net assets resulting from capital share transactions	328,671	261,476

Net Increase in Net Assets Resulting from Capital Share Transactions	328,671	261,476
DISTRIBUTIONS PAID:

Distributable earnings	(19,653)	(395)

Total Distributions Paid	(19,653)	(395)
Total Increase in Net Assets	328,294	261,476

NET ASSETS:

Beginning of year	1,069,319	807,843

End of year	$1,397,613	$1,069,319

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements. LIQUID ASSETS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

LIQUID ASSETS PORTFOLIO

Selected per share data	2022		2021		2020	2019	2018

Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00	$1.00	$1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income	0.01		—	(1)	0.01	0.02	0.02

Net realized gains (losses)(1)	—		—		—	—	—

Total from Investment Operations	0.01		—		0.01	0.02	0.02

LESS DISTRIBUTIONS PAID:

From net investment income	(0.01)		—	(1)	(0.01)	(0.02)	(0.02)

Total Distributions Paid	(0.01)		—		(0.01)	(0.02)	(0.02)

Net Asset Value, End of Year	$1.00		$1.00		$1.00	$1.00	$1.00

Total Return(2)	1.31	%(3)	0.04	%(4),(5)	0.65%	2.27%	1.78%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of year	$1,397,613		$1,069,319		$807,843	$796,197	$769,479

Ratio to average net assets of:

Expenses, net of waivers, reimbursements and credits	0.02%		0.03%		0.03%	0.03%	0.03%

Expenses, before waivers, reimbursements and credits	0.13%		0.14%		0.14%	0.15%	0.14%

Net investment income, net of waivers, reimbursements and credits	1.39%		0.04	%(4)	0.70%	2.28%	1.72%

Net investment income (loss), before waivers, reimbursements and credits	1.28%		(0.07	)%(4)	0.59%	2.16%	1.61%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(2)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of approximately $210,000. Total return excluding the voluntary reimbursement would have been 1.30% (see Note 4).

(4)

During the fiscal year ended November 30, 2021, the Portfolio received monies related to certain nonrecurring litigation proceeds that had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and net investment income (loss), before waivers, reimbursements and credits ratio would have been 0.03% and -0.08%, respectively.

(5)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of less than $1,000 and had no effect on the Portfolio’s total return.

See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT 5 LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 28.3% (1)

Federal Farm Credit Bank – 13.6%
FFCB Notes,

(Floating, U.S. SOFR + 0.02%), 3.83%, 12/1/22(2)	$15,000	$15,000

(Floating, U.S. SOFR + 0.03%), 3.84%, 12/1/22(2)	5,000	5,000

(Floating, U.S. SOFR + 0.04%), 3.84%, 12/1/22(2)	17,000	17,000

(Floating, U.S. Federal Funds + 0.02%), 3.85%, 12/1/22(2)	10,000	10,000

(Floating, U.S. SOFR + 0.04%), 3.85%, 12/1/22(2)	60,000	59,993

(Floating, U.S. SOFR + 0.05%), 3.85%, 12/1/22(2)	5,000	5,000

(Floating, U.S. SOFR + 0.06%), 3.86%, 12/1/22(2)	5,000	5,000

(Floating, U.S. SOFR + 0.05%), 3.86%, 12/1/22(2)	15,000	15,001

(Floating, U.S. SOFR + 0.06%), 3.87%, 12/1/22(2)	15,000	15,000

(Floating, U.S. Federal Funds + 0.06%), 3.88%, 12/1/22(2)	10,000	10,000

(Floating, U.S. SOFR + 0.08%), 3.89%, 12/1/22(2)	20,000	19,998

(Floating, U.S. SOFR + 0.09%), 3.89%, 12/1/22(2)	10,000	10,000

(Floating, U.S. SOFR + 0.32%), 4.13%, 12/1/22(2)	4,000	4,006

		190,998

Federal Home Loan Bank – 14.7%
FHLB Notes,

(Floating, U.S. SOFR + 0.02%), 3.83%, 12/1/22(2)	35,000	35,000

(Floating, U.S. SOFR + 0.03%), 3.84%, 12/1/22(2)	50,000	50,000

(Floating, U.S. SOFR + 0.04%), 3.85%, 12/1/22(2)	70,000	70,000

(Floating, U.S. SOFR + 0.06%), 3.86%, 12/1/22(2)	20,000	20,000

(Floating, U.S. SOFR + 0.06%), 3.87%, 12/1/22(2)	15,000	15,000

(Floating, U.S. SOFR + 0.07%), 3.88%, 12/1/22(2)	15,000	15,000

		205,000

Total U.S. Government Agencies
(Cost $395,998)		395,998

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 6 .0%

U.S. Treasury Bills – 0.4%
0.63%, 1/26/23(3)	$5,000	$4,995

U.S. Treasury Floating Rate Notes – 3.5%

(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 4.37%, 12/5/22(2)	22,000	22,000

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 4.37%, 12/5/22(2)	10,000	9,991

(Floating, U.S. Treasury 3M Bill MMY + 0.05%), 4.38%, 12/5/22(2)	7,000	7,001

(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 4.47%, 12/5/22(2)	10,000	10,000

		48,992

U.S. Treasury Notes – 2.1%

1.63%, 12/15/22	10,000	10,005

0.13%, 6/30/23	20,000	19,679

		29,684

Total U.S. Government Obligations

(Cost $83,671)		83,671

Investments, at Amortized Cost

( $479,669)		479,669

REPURCHASE AGREEMENTS – 65.6% (4)

Bank of America Securities LLC, dated 11/30/22, repurchase price $120,013, 3.80%, 12/1/22	120,000	120,000

Barclays Capital, Inc., dated 11/30/22, repurchase price $200,021, 3.80%, 12/1/22	200,000	200,000

Canadian Imperial Bank of Commerce, dated 11/30/22, repurchase price $100,296, 3.80%, 12/7/22	100,000	100,000

Citigroup Global Markets, Inc., dated 11/30/22, repurchase price $166,018, 3.80%, 12/1/22	166,000	166,000

See Notes to the Financial Statements. LIQUID ASSETS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2022

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 65.6% (4) continued

JPMorgan Securities LLC, dated 11/30/22, repurchase price $175,018, 3.80%, 12/1/22	$175,000	$175,000

Societe Generale S.A., dated 11/30/22, repurchase price $155,016, 3.79%, 12/1/22	155,000	155,000

		916,000

Total Repurchase Agreements

(Cost $916,000)		916,000

Total Investments – 99.9%

(Cost $1,395,669)		1,395,669

Other Assets less Liabilities – 0.1%		1,944

NET ASSETS – 100.0%		$1,397,613

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)

Variable or floating rate security. Rate as of November 30, 2022 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	Discount rate at the time of purchase.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES

FHLB	$27,171	0.00% — 3.20%	2/22/23 — 11/29/32

FHLMC	$76,531	0.00% — 5.00%	2/12/25 — 8/1/52

FNMA	$32,641	2.00% — 5.50%	10/1/28 — 8/1/52

GNMA	$440,222	2.00% — 4.50%	6/20/43 — 6/20/52

U.S. Treasury Bill	$61,546	0.00%	5/25/23

U.S. Treasury Bonds	$142,454	4.00%	11/15/52

U.S. Treasury Note	$158,100	4.26% — 4.47%	1/31/23 — 10/31/24

Total	$938,665

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

At November 30, 2022, the security types for the Portfolio were:

SECURITY TYPE (1)	% OF NET ASSETS

U.S. Government Agencies	28.3%

U.S. Government Obligations	6.0%

Repurchase Agreements	65.6%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2022:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Investments held by Liquid Assets Portfolio(1)	$—	$1,395,669	$—	$1,395,669

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.
NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT 7 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1.	ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 5 portfolios as of November 30, 2022, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser for the Liquid Assets Portfolio (the “Portfolio”). The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Portfolio. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

The Portfolio operates as a “government money market fund” as defined under Rule 2a-7 of the 1940 Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which generally approximates fair value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. Where the Trust’s Board of Trustees (“Board”) believes the extent of any deviation from a Portfolio’s amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Board will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.

The Board has designated NTI as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Portfolio investments.

Accordingly, any securities for which market quotations are not readily available or for which the available price has been determined to not represent a reliable, current market value are valued at fair value as determined in good faith by NTI. The Board oversees NTI in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. NTI, in its discretion, may make adjustments to the prices of securities held by a Portfolio if an event occurs after the publication of fair values normally used on behalf of a Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP.

The use of fair valuation involves the risk that the values used by the Portfolio to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolio purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolio to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust or NTI (and is not reflected in the assets of the Portfolio) as agent of the Portfolio, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited. The Portfolio has entered into such repurchase agreements, as reflected in its accompanying Schedule of Investments, as of November 30, 2022.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio did not

LIQUID ASSETS PORTFOLIO 8 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOVEMBER 30, 2022

enter into such joint repurchase agreements during the period and there were no outstanding joint repurchase agreements at November 30, 2022.

The Portfolio may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Portfolio to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. As of November 30, 2022, the Portfolio was not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*

Liquid Assets	Bank of America	$120,000	$(120,000)	$–

	Barclays	200,000	(200,000)	–

	Canadian Imperial Bank	100,000	(100,000)	–

	Citigroup	166,000	(166,000)	–

	JPMorgan	175,000	(175,000)	–

	Societe Generale	155,000	(155,000)	–

	Total	$916,000	$(916,000)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets. Expenses are recognized on an accrual basis.

E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolio’s capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the net asset value (“NAV”) per share of the Portfolio.

At November 30, 2022, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)

Liquid Assets	$2	$(2)

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT 9 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD

Liquid Assets	$(363)	$-

At November 30, 2022, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

	UNDISTRIBUTED

Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)

Liquid Assets	$4,494	$-

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2022, was as follows:

	DISTRIBUTIONS FROM

Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)

Liquid Assets	$15,196	$-

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2021, was as follows:

	DISTRIBUTIONS FROM

Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)

Liquid Assets	$408	$-

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as Interest expense and Other expenses, respectively, on the Statement of Operations.

3.	BANK BORROWINGS

The Trust and the Northern Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 15, 2021,

which was administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility was equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (SOFR) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The Credit Facility expired on November 14, 2022.

At a meeting held on August 17-18, 2022, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the average unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility went into effect on November 14, 2022 and will expire on November 13, 2023, unless renewed.

The Portfolio did not have any borrowings or incur any interest expense for the fiscal year ended November 30, 2022. There were no outstanding loan amounts at November 30, 2022.

4.	MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets.

NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act), expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statement of Operations, to the extent the total annual portfolio operating expenses of the Portfolio exceed 0.03 percent of the Portfolio’s average daily net assets. The total annual portfolio operating expenses after expense reimbursement for the Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statement of Operations. The contractual expense reimbursement receivable at November 30, 2022 was approximately $100,000 and is shown as part of Receivable from investment adviser in the Statement of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolio by NTI.

LIQUID ASSETS PORTFOLIO 10 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOVEMBER 30, 2022

The contractual expense reimbursement arrangement described above may not be terminated before April 1, 2023 without the approval of the Board. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

Service providers to a Portfolio, including the Portfolio’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses, including to avoid a negative yield. Any such additional expense reimbursement or fee waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time without notice. There is no guarantee that a Portfolio will be able to avoid a negative yield or maintain a specified minimum yield.

During the fiscal year ended November 30, 2022, NTI voluntarily reimbursed additional expenses for the Portfolio. The amounts reimbursed by NTI are shown as Less expenses voluntarily reimbursed by investment adviser in the Statement of Operations. The voluntary expense reimbursement receivable at November 30, 2022 was approximately $45,000 for the Portfolio and is included as part of Receivable from investment adviser in the Statement of Assets and Liabilities.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses, unless such uninvested cash balances receive a separate type of return. Custodian credits, if any, are shown as Less custodian credits in the Portfolio’s Statement of Operations.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5.	RELATED PARTY TRANSACTIONS

The Portfolio is permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the fiscal year ended November 30, 2022, the Portfolio did not have any purchases and/or sales of securities from an affiliated entity.

Certain uninvested cash balances of the Portfolio may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts (if any) are shown on the Portfolio’s Statement of Operations as Income from affiliates.

6.	INVESTMENT TRANSACTIONS

At November 30, 2022, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT 11 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	NOVEMBER 30, 2022

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Liquid Assets	$-	$-	$-	$1,395,669

7.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the fiscal year ended November 30, 2022, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS

Liquid Assets	$18,600,633	$-	$(18,271,962)	$328,671

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2021, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS

Liquid Assets	$13,356,244	$-	$(13,094,768)	$261,476

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8.	INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

9.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management believes the adoption of ASU 2020-04 did not have a material impact on the financial statements.

In December 2020, Rule 2a-5 under the 1940 Act was adopted by the SEC and establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The effective date for compliance with Rule 2a-5 was September 8, 2022. Management believes the adoption of Rule 2a-5 did not have a material impact on the financial statements.

10.	CORONAVIRUS (COVID-19) PANDEMIC

The global outbreak of the coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may adversely impact the value and performance of the Portfolio, their ability to buy and sell fund investments at appropriate valuations, and their ability to achieve their investment objective(s).

11.	SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

LIQUID ASSETS PORTFOLIO 12 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Northern Institutional Funds

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Liquid Assets Portfolio (the “Fund”), one of the portfolios constituting Northern Institutional Funds, as of November 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund, one of the portfolios constituting Northern Institutional Funds, as of November 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
January 24, 2023

We have served as the auditor of one or more Northern Trust investment companies since 2002.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT 13 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FUND EXPENSES	NOVEMBER 30, 2022 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2022 through November 30, 2022.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 6/1/2022 - 11/30/2022 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LIQUID ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2022	ENDING ACCOUNT VALUE 11/30/2022	EXPENSES PAID* 6/1/2022- 11/30/2022

Actual	0.00%	$1,000.00	$1,012.00	$0.00
Hypothetical (5% return before expenses)	0.00%	$1,000.00	$1,025.07	$0.00

*

Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended November 30, 2022. Expenses are equal to the Portfolio’s annualized expense ratio for the period June 1, 2022 through November 30, 2022, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expense ratios for the most recent half year may differ from expense ratios based on one-year data in the Financial Highlights.

LIQUID ASSETS PORTFOLIO 14 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS	NOVEMBER 30, 2022 (UNAUDITED)

Set forth below is information about the Trustees and Officers of Northern Institutional Funds. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. Each Trustee oversees a total of 46 portfolios in the Northern Funds Complex—Northern Funds offers 41 portfolios and Northern Institutional Funds consists of 5 portfolios. The Northern Institutional Funds’ Statement of Additional Information contains additional information about the Trustees and is available upon request and without charge by calling 800-637-1380.

NON-INTERESTED TRUSTEES

NAME, YEAR OF BIRTH, ADDRESS(1), POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Therese M. Bobek Year of Birth: 1960 Trustee since 2019	• Adjunct Lecturer in the Masters of Accountancy Program, University of Iowa Tippie College of Business since 2018; • Assurance Partner, PricewaterhouseCoopers LLP from 1997 to 2018.	• Methode Electronics, Inc.

Ingrid LaMae A. de Jongh Year of Birth: 1965 Trustee since 2019

•  Chief Schooling Officer since May 2020 and Head of School Management and Technology from July 2016 to May 2020, Success Academy Charter Schools;

•  Member of the Board of Directors of Bank Leumi USA since 2016;

•  Partner in Accenture (global management consulting and professional services firm) from 1987 to 2012;

•  Member of the Board of Directors, Member of Nominating and Governance and Compensating Committees of Carver Bancorp from 2014 to 2018.

• None

Mark G. Doll Year of Birth: 1949 Trustee since 2013

•  Member of the State of Wisconsin Investment Board from 2015 to 2021;

•  Executive Vice President and Chief Investment Officer, Northwestern Mutual Life Insurance Company from 2008 to 2012;

•  Senior Vice President—Public Markets, Northwestern Mutual Life Insurance Company from 2002 to 2008;

•  President, Northwestern Mutual Series Fund, Mason Street Advisors and Mason Street Funds from 2002 to 2008;

•  Chairman, Archdiocese of Milwaukee Finance Council from 2005 to 2015;

•  Member of Investment Committee of Greater Milwaukee Foundation from 2003 to 2015.

• None

Thomas A. Kloet Year of Birth: 1958 Trustee since 2015 and Chairperson since January 1, 2020

•  Chair of Boards of The Nasdaq Stock Market LLC, Nasdaq PHLX LLC, Nasdaq ISE, LLC, Nasdaq MRX, LLC, Nasdaq GEMX, LLC and Nasdaq BX, Inc. since 2016;

•  Executive Director and Chief Executive Officer, TMX Group, Ltd. (financial services company and operator of stock, derivatives exchanges, their clearing operations and securities depository) from 2008 to 2014.

• Nasdaq, Inc.

David R. Martin Year of Birth: 1956 Trustee since 2017

•  Chief Financial Officer, Neo Tech (an electronics manufacturer) since June 2019;

•  Professor of Instruction, University of Texas, McCombs School of Business since 2017;

•  Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP (an investment manager) from 2007 to 2016;

•  Executive Vice President, Finance and Chief Financial Officer of Janus Capital Group Inc. (an investment manager) from 2005 to 2007;

•  Senior Vice President, Finance of Charles Schwab & Co., Inc. (an investment banking and securities brokerage firm) from 1999 to 2005.

• None

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT 15 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS continued

NON-INTERESTED TRUSTEES

NAME, YEAR OF BIRTH, ADDRESS(1), POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Cynthia R. Plouché Year of Birth: 1957 Trustee since 2014

•  Assessor, Moraine Township, Illinois from January 2014 to June 2018;

•  Trustee of AXA Premier VIP Trust (registered investment company—34 portfolios) from 2001 to May 2017;

•  Senior Portfolio Manager and member of Investment Policy Committee, Williams Capital Management, LLC from 2006 to 2012;

•  Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc. from June 2003 to 2006;

•  Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from 1991 to 2003, (a manager of fixed income portfolios for institutional clients).

MassMutual Select Funds (open-end investment company); MassMutual Premier Funds (open-end investment company); MassMutual Advantage Funds (open-end investment company); MML Series Investment Fund (open-end investment company); MML Series Investment Fund II (open-end investment company)

Mary Jacobs Skinner, Esq. Year of Birth: 1957 Trustee since 2000

•  Executive Committee member and Chair, Policy and Advocacy Council, Ann & Robert H. Lurie Children’s Hospital since 2016;

•  Executive Committee Member and Director, Boca Grande Clinic, since 2019;

•  Member, Law Board, Northwestern Pritzker School of Law, since 2019;

•  Director, Pathways Awareness Foundation since 2000;

•  Harvard Advanced Leadership Fellow—2016;

•  Retired in 2015 as partner in the law firm of Sidley Austin LLP;

•  Director, Chicago Area Foundation for Legal Services from 1995 to 2013.

• None

INTERESTED TRUSTEE

NAME, YEAR OF BIRTH, ADDRESS(1), POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Darek Wojnar(4) Year of Birth: 1965 Trustee since 2019

•  Director and Executive Vice President, Head of Funds and Managed Accounts Group at Northern Trust Investments, Inc. since 2018;

•  Head of Exchange Traded Funds at Hartford Funds from 2014 to 2017 (Including Managing Director at Lattice Strategies, LLC from 2014 to 2016, acquired by Hartford Funds in 2016);

•  Managing Director, Head of US iShares Product at BlackRock from 2005 to 2013 (Including Barclay Global Investors, acquired by BlackRock in 2009).

• FlexShares Trust (registered investment company—32 portfolios)

(1) Each Trustee may be contacted by writing to the Trustee, c/o the Secretary of the Trust, The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60603.

(2) Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the earlier of the completion of 15 years of service on the Board or the last day of the calendar year in which he or she attains the age of seventy-five years. For Trustees who joined the Board prior to July 1, 2016, the 15 year service limit is measured from July 1, 2016.

(3) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., public companies) or other investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

(4) An “interested person,” as defined by the 1940 Act. Mr. Wojnar is an “interested” Trustee because he is an officer, director, employee, and a shareholder of Northern Trust Corporation and/or its affiliates.

LIQUID ASSETS PORTFOLIO 16 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOVEMBER 30, 2022 (UNAUDITED)

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Peter K. Ewing Year of Birth: 1958 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 President since 2017	Director of Northern Trust Investments, Inc. since 2017; Director of ETF Product Management, Northern Trust Investments, Inc. from 2010 to 2017; Senior Vice President of The Northern Trust Company and Northern Trust Investments, Inc. since 2010; President of FlexShares Trust since 2017; Vice President of FlexShares Trust from 2011 to 2017.

Kevin P. O’Rourke Year of Birth: 1971 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Vice President since 2015	Senior Vice President of Northern Trust Investments, Inc. since 2014; Vice President of Northern Trust Investments, Inc. from 2009 to 2014.

Telmo R. Martins(2) Year of Birth: 1982 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, IL 60603 Chief Compliance Officer since July 2021	Senior Vice President of Northern Trust Investments, Inc. since February 2022; Vice President of Northern Trust Investments, Inc. from May 2020 to January 2022; Chief Compliance Officer of Belvedere Advisors LLC since October 2020; Director, Deputy Chief Compliance Officer—AllianceBernstein Funds from 2018 to 2020, Vice President, Director of Compliance of AllianceBernstein LP from 2013 to 2018, Senior Compliance officer of AllianceBernstein LP from 2007 to 2013.

Darlene Chappell Year of Birth: 1963 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Anti-Money Laundering Compliance Officer since 2009	Vice President and Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and Alpha Core Strategies Fund since 2009; Anti-Money Laundering Compliance Officer for 50 South Capital Advisors, LLC since 2015, FlexShares Trust since 2011 and Belvedere Advisors LLC since September 2019; Anti-Money Laundering Compliance Officer for Equity Long/Short Opportunities Fund from 2011 to 2019; Vice President and Compliance Consultant for The Northern Trust Company since 2006.

Randal E. Rein Year of Birth: 1970 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Treasurer since 2008	Senior Vice President of Northern Trust Investments, Inc. since 2010; Treasurer and Principal Financial Officer of FlexShares Trust since 2011; Treasurer of Alpha Core Strategies Fund from 2008 to 2018; Treasurer of Equity Long/Short Opportunities Fund from 2011 to 2018.

Michael J. Pryszcz Year of Birth: 1967 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2008	Senior Vice President of Fund Accounting of The Northern Trust Company since 2010.

Georgia Hiotis Year of Birth: 1978 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2022	Senior Vice President of Fund Administration of the Northern Trust Company since 2020; Vice President of the Northern Trust Company from 2009 to 2020.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT 17 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS continued	NOVEMBER 30, 2022 (UNAUDITED)

OFFICERS OF THE TRUST

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Michael G. Meehan Year of Birth: 1970 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2011	Senior Vice President of Northern Trust Investments, Inc. since 2016; Assistant Treasurer of Alpha Core Strategies Fund and Equity Long/Short Opportunities Fund from 2011 to 2018.

John P. Gennovario Year of Birth: 1960 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Vice President since August 2019	Vice President of Northern Trust Investments, Inc. since August 2019; Management Consultant, Principal Funds from September 2018 to April 2019; Financial Reporting Manager Consultant, BNY Mellon from December 2016 to June 2018; Vice President, Fund Accounting Unit Manager, U.S. Bancorp Fund Services and Accounting Manager, State Street Global Services from January 2016 to August 2016.

Craig R. Carberry, Esq. Year of Birth: 1960 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Chief Legal Officer since August 2019	Senior Vice President, Senior Trust Officer, Chief Legal Officer and Secretary of Northern Trust Investments, Inc. since May 2000; Chief Legal Officer and Secretary of Northern Trust Securities, Inc. since October 2020; Chief Compliance Officer of Northern Trust Investments, Inc. from October 2015 to June 2017; Chief Legal Officer and Secretary of Belvedere Advisors LLC since September 2019; Chief Legal Officer and Secretary of 50 South Capital Advisors, LLC since 2015; Deputy General Counsel of Northern Trust Corporation since August 2020; Deputy General Counsel and Senior Vice President at The Northern Trust Company since August 2020 and 2015, respectively (previously, Associate General Counsel from 2015 to 2021); Secretary of Alpha Core Strategies Fund (formerly NT Alpha Strategies Fund) since 2004; Secretary of Equity Long/Short Opportunities Fund (formerly NT Equity Long/Short Strategies Fund) from 2011 to 2019; Secretary of Northern Institutional Funds and Northern Funds from 2010 to 2018; Secretary of FlexShares Trust from 2011 to 2018.

Jose J. Del Real, Esq. Year of Birth: 1977 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Secretary since 2018	Assistant General Counsel and Senior Vice President of the Northern Trust Company since August 2020; Senior Legal Counsel and Senior Vice President of The Northern Trust Company from 2017 to July 2020; Senior Legal Counsel and Vice President of The Northern Trust Company from 2015 to 2017; Assistant Secretary of Northern Funds and Northern Institutional Funds from 2011 to 2014 and from 2015 to 2018; Assistant Secretary of FlexShares Trust from 2015 to 2018; Secretary of FlexShares Trust since 2018.

Jennifer A. Craig Year of Birth: 1973 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Secretary since 2022	Vice President of the Northern Trust Company since September 2021; Assistant Vice President, Paralegal Manager of SS&C/ALPS Fund Services, Inc. from 2007 to 2021.

Monette R. Nickels Year of Birth: 1971 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2022	Vice President of Fund Tax Administration of the Northern Trust Company since 2021; Accounting Manager of Complete Financial Ops, Inc. from 2017 to 2021.

(1) Each Officer serves until his or her resignation, removal, or retirement, or election of his or her successor. Each Officer also holds the same office with Northern Funds.

(2) Effective December 8, 2022 Telmo R. Martins resigned and effective December 13, 2022, the Board of Trustees of Northern Institutional Funds (the “Trust”) approved the appointment of Adam Shoffner of Foreside Fund Officer Services, LLC as Acting Chief Compliance Officer of the Trust.

LIQUID ASSETS PORTFOLIO 18 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

INVESTMENT CONSIDERATIONS

LIQUID ASSETS PORTFOLIO

Money Market Risk: You could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Stable NAV Risk: The Portfolio may be unable to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.

U.S. Government Securities Risk: There is a risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT 19 LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

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PORTFOLIO HOLDINGS

Northern Institutional Funds files detailed month-end portfolio holdings information on Form N-MFP with the U.S. Securities and Exchange Commission (“SEC”) each month and posts their complete schedules of portfolio holdings on the Northern Institutional Funds’ web site at northerntrust.com/liquid-assets-portfolio as of the last business day of each month for the previous six months. The Portfolio’s Forms N-MFP are available electronically on the SEC’s web site at sec.gov.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

LIQUID ASSETS PORTFOLIO 20 NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

Northern Funds Distributors, LLC, are not affiliated with Northern Trust.

©2023 Northern Institutional Funds

50 SOUTH LASALLE STREET | P.O. BOX 75986 | CHICAGO, ILLINOIS 60675-5986 | 800-637-1380 | northerntrust.com/liquid-assets-portfolio

(b)	Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	The registrant has not amended its Code of Ethics during the period covered by this report.

(d)	The registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. David R. Martin is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Items 4(a) – 4(d): Audit, Audit-Related, Tax and All Other Fees

Fees for the fiscal year ended November 30, 2022 were billed by the principal accountant related to the registrant. The principal accountant billed the registrant aggregate fees for services rendered to the registrant for the fiscal years ended November 30, 2022 and November 30, 2021, respectively, as follows:

	2022					2021
	All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees	$95,000		$0	$4,990,600	(3)	$92,000		$0	$4,497,928	(3)
(b) Audit-Related Fees	$20,600	(1)	$0	$56,400	(4)	$20,000	(1)	$0	$34,385	(4)
(c)Tax Fees	$12,900	(2)	$0	$1,960,482	(5)	$15,650	(2)	$0	$4,719,445	(5)
(d) All Other Fees	$0		$0	$310,254	(6)	$0		$0	$140,227	(6)

(1)	Amount relates to 17f-2 procedures.
(2)	Amounts relate to excise tax return review and registered investment company tax return review.
(3)	Amounts relate to audit fees on The Northern Trust Company sponsored funds.
(4)	Amounts relate to agreed upon procedures for The Northern Trust Company.
(5)	Amounts relate to international tax compliance and consulting, tax fees on various Northern sponsored funds, and general tax consultations for The Northern Trust Company.
(6)	Amounts relate to regulatory consulting, Sarbanes-Oxley consulting, BASAL Committee support, and other consulting services.

“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by the principal accountant for the fiscal years ended November 30, 2022 and November 30, 2021 respectively, are Northern Trust Investments, Inc.

(“NTI”) and entities controlling, controlled by or under common control with NTI that provide ongoing services to the registrant for assurance and related services that relate directly to the operations and financial reporting of the registrant. “Audit-Related Fees” are fees that are reasonably related to the performance of the audit or review of the registrant’s financial statements, but not reported as “Audit Fees.” “Tax Fees” are fees for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. “All Other Fees” are for products and services provided by the principal accountant other than those reported as Audit, Audit-Related or Tax Fees.

Item 4(e)(1): Pre-Approval Policies and Procedures

Pursuant to the Northern Institutional Funds’ Amended and Restated Audit Committee Charter adopted on August 3, 2006, as amended, to the extent required by applicable regulations, all audit and non-audit services provided by the independent registered public accountants shall either be: (a) pre-approved by the Audit Committee as a whole; or (b) between meetings of the Audit Committee by either the Chairman of the Audit Committee, the designated Audit Committee Financial Expert (if any), or another member of the Audit Committee, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

Item 4(e)(2): Percentage of Fees Pre-Approved Pursuant to Waiver Provision of Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 4(f): Work Performed by Persons Other than the Principal Accountant

Not applicable.

Item 4(g): Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees and services billed by the principal accountant for services rendered to the registrant and service affiliates for the last two fiscal years were $2,360,636 and $4,930,707 for 2022 and 2021, respectively.

Item 4(h): Non-Audit Services and Independent Accountant’s Independence

The registrant’s Audit Committee has considered whether the provision of non-audit services to service affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Exhibit 99.CODE: Incorporated by reference to Exhibit 13(a)(1) to the report filed on February 5, 2020 (Accession Number 000193125-20-025157).

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not Applicable.

(a)(4)	There has been no change to the registrant’s independent public accountant during the reporting period.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	February 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	February 1, 2023

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	February 1, 2023